EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
6.	EMPLOYEE BENEFIT PLANS
  In 2017 and 2016, the Company provided health and dental insurance to one employee under a group plan. No retirement plan was in place for 2017 or 2016.